FINANCIAL RISK MANAGEMENT (Details 1) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		$ 27.1	$ 37.1
New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		1.4	22.5
Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.7	0.2
Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]		1.3
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		6.3	5.5
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		17.3	5.2
Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.4	0.3
Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		1.0	$ 2.1
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		9.6
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		(2.3)
0-30 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.2
0-30 days | Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		4.3
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		6.0
0-30 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.4
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		1.0
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		9.0
31-60 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		3.7
31-60 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
31-60 days | Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.5
31-60 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
31-60 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		6.6
61-90 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
61-90 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
61-90 days | Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.5
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
61-90 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days | Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.5
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		1.4
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
Over 120 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
Over 120 days | Peak Mines
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	[1]
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.5
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables		0.4
Over 120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables

[1]	Trade and other receivables as at December 31, 2017 are presented excluding sales generated from Peak Mines, which has been classified as a discontinued operation for the year ended December 31, 2017.